Regulatory Assets and Liabilities (Regulated Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Regulatory Assets [Line Items]
Regulatory Assets, Current	$ 253	$ 165
Regulatory Assets, Long-term	2,313	1,419
Total regulatory assets	2,566	1,584
Deferred income tax regulatory assets
Regulatory Assets [Line Items]
Total regulatory assets	1,045	887
Tampa Electric capital cost recovery for early retired assets
Regulatory Assets [Line Items]
Total regulatory assets	657	0
Pension and post-retirement medical plan
Regulatory Assets [Line Items]
Total regulatory assets	291	394
Regulated fuel adjustment mechanism
Regulatory Assets [Line Items]
Total regulatory assets	145	0
NMGC winter event gas cost recovery
Regulatory Assets [Line Items]
Total regulatory assets	117	0
Cost recovery clauses
Regulatory Assets [Line Items]
Total regulatory assets	114	49
Storm restoration regulatory asset
Regulatory Assets [Line Items]
Total regulatory assets	35	41
Environmental remediations
Regulatory Assets [Line Items]
Total regulatory assets	27	28
Stranded cost recovery
Regulatory Assets [Line Items]
Total regulatory assets	26	26
Deferrals related to derivative instruments
Regulatory Assets [Line Items]
Total regulatory assets	23	65
Demand side management ("DSM") deferral
Regulatory Assets [Line Items]
Total regulatory assets	10	15
Unamortized defeasance costs
Regulatory Assets [Line Items]
Total regulatory assets	10	13
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 66	$ 66